Goodwill and Other Intangible Assets - Goodwill by Reporting Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended															3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014 Energy [Member]	Jan. 31, 2013 Energy [Member]	Jan. 31, 2012 Energy [Member]	Jan. 31, 2014 Water Resources [Member]	Jan. 31, 2013 Water Resources [Member]	Jan. 31, 2012 Water Resources [Member]	Jan. 31, 2014 Inliner [Member]	Jan. 31, 2013 Inliner [Member]	Jan. 31, 2012 Inliner [Member]	Jan. 31, 2014 Heavy Civil [Member]	Jan. 31, 2013 Heavy Civil [Member]	Jan. 31, 2012 Heavy Civil [Member]	Jul. 31, 2013 Geoconstruction [Member]	Jan. 31, 2014 Geoconstruction [Member]	Jan. 31, 2013 Geoconstruction [Member]	Jan. 31, 2014 Mineral Services [Member]	Jan. 31, 2013 Mineral Services [Member]	Jan. 31, 2014 Energy Services [Member]	Jan. 31, 2013 Energy Services [Member]	Jan. 31, 2014 Other [Member]	Jan. 31, 2013 Other [Member]	Jan. 31, 2012 Other [Member]
Goodwill [Line Items]
Beginning Balance	$ 23,561	$ 19,536								$ 8,915	$ 8,915						$ 14,646	$ 10,621
Additions		4,025																4,025
Impairment of goodwill	(14,646)		(86,200)			(1,000)			(17,100)			(23,100)			(44,600)	(14,600)	(14,646)								(400)
Ending Balance	8,915	23,561	19,536							8,915	8,915	8,915						14,646
Accumulated goodwill impairment losses	$ (121,031)			$ (950)			$ (17,084)			$ (23,130)			$ (44,551)				$ (14,646)		$ (20,225)		$ (445)